Financial Risk Management - Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial revenue	R$ 2,514	R$ 0	R$ 416
Financial expense	(2,986)	(372)	(193)
Net foreign exchange result, net	R$ (472)	R$ (372)	R$ 223